Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 01, 2016
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2016
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
KraneShares Bosera MSCI China A Share ETF (Prospectus Summary) | KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBA
KraneShares Zacks New China ETF (Prospectus Summary) | KraneShares Zacks New China ETF | KraneShares Zacks New China ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KFYP
KraneShares CSI China Internet ETF (Prospectus Summary) | KraneShares CSI China Internet ETF | KraneShares CSI China Internet ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWEB
KraneShares FTSE Emerging Markets Plus ETF (Prospectus Summary) | KraneShares FTSE Emerging Markets Plus ETF | KraneShares FTSE Emerging Markets Plus ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEMP
KraneShares E Fund China Commercial Paper Hedged ETF (Prospectus Summary) | KraneShares E Fund China Commercial Paper Hedged ETF | KraneShares E Fund China Commercial Paper Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEEP
KraneShares E Fund China Commercial Paper ETF (Prospectus Summary) | KraneShares E Fund China Commercial Paper ETF | KraneShares E Fund China Commercial Paper ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KCNY